Stock Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Stock Option Activity
Options outstanding at beginning of period	2,758,669	2,913,369	2,913,369	3,475,948	3,495,504
Granted					255,000
Forfeited	(23,762)	(43,868)	(154,700)	(29,688)	(214,960)
Exercised				(532,891)	(59,596)
Options outstanding at end of period	2,734,907	2,869,501	2,758,669	2,913,369	3,475,948
Exercisable at end of period	2,670,869	2,705,218	2,659,006
Weighted-Average Exercise Price
Weighted-average exercise price at beginning of period	$ 1.41	$ 1.43	$ 1.43	$ 1.55	$ 1.36
Granted					3.77
Forfeited	2.98	1.73	1.79	1.28	1.25
Exercised				2.06	0.74
Weighted-average exercise price at end of period	1.40	1.43	1.41	$ 1.43	$ 1.55
Exercisable at end of period	$ 1.34	$ 1.29	$ 1.33